UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

[Note to Filers: Insert Shareholder Report Here]

EATON VANCE®
Managed Investments

EDUCATION

Semiannual Report January 31, 2005

EATON VANCE MUNICIPALS TRUST

Arizona

Colorado

Connecticut

Michigan

Minnesota

New Jersey

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•                  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•                  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).  In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•                  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•                  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance Municipals Funds as of January 31, 2005

T A B L E  O F  C O N T E N T S

Eaton Vance Municipals Funds as of January 31, 2005

L E T T E R  T O  S H A R E H O L D E R S

Thomas J. Fetter

President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR bonds finance private activities that benefit the public...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors – a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities. The “Private-Activities” provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR bonds finance utility-related projects and other industrial initiatives...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR bonds are secured by corporate revenues – not those of state or local governments...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company’s assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

While providing new opportunities, IDR bonds require rigorous analysis...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk, and therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

Sincerely,

Thomas J. Fetter
President
March 9, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Municipals Funds as of January 31, 2005

M A R K E T  R E C A P

Despite rising core inflation, an alarming jump in the Federal budget deficit and a hike in short-term interest rates, the U.S. economy remained on track for moderate growth in the six months ended January 31, 2005. One major factor for fixed-income investors during the period was the spike in gasoline and energy prices. Nonetheless, consumers remained fairly upbeat, with holiday season spending actually exceeding last year’s levels.

The U.S. economy continued its recovery in 2004, as manufacturing rebounded...

The nation’s Gross Domestic Product grew by 3.1% in the fourth quarter of 2004, according to preliminary Commerce Department figures, following a 4.0% rise in the third quarter. Economic activity was uneven, with some segments slowing and others growing at varying rates. For example, manufacturing activity gained strength, as capital spending picked up among businesses. Transportation equipment, electrical equipment, building materials and machine tools were in especially strong demand.

Demand was not uniform across the board, however, as evidenced by declines in the shipments of textiles, automobiles and some technology products. The residential construction sector remained strong, despite rising mortgage rates. The commercial segment, which has lagged significantly, showed some signs of renewal, with office vacancy rates moving lower.

After a sluggish first half, job growth gained traction in the second half of the fiscal year...

2004 brought some improvement on the job front. After posting minimal job growth in the first half of 2004, the second half brought increased hiring in selected industries. Manufacturing jobs gained, as did hiring in the service sectors, tourism, some transportation areas and the financial sector.

Having postponed new hiring for many months, some businesses apparently became increasingly convinced of the staying power of the recovery. As a result of increased job growth, the nation’s unemployment rate fell to 5.2% in January 2005, down from 5.7% a year earlier.

The Federal Reserve raised short-term interest rates in 2004...

The Federal Reserve pushed short-term rates higher, suggesting it will continue to raise rates in order to keep the economy from growing too quickly and, thereby, reviving inflation. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on six occasions, raising that benchmark from 1.00% to 2.50%.

In a difficult environment, the municipal bond market managed a respectable gain for the period. For the six months ended January 31, 2005, the Lehman Brothers Municipal Bond Index had a total return of 4.80%.*

*      It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Arizona Municipals Fund as of January 31, 2005

M A N A G E M E N T’ S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

Craig Brandon

Portfolio Manager

The Fund

•                  The Fund’s Class A shares had a total return of 4.30% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.82 per share on January 31, 2005, from $9.65 on July 31, 2004, and the reinvestment of $0.241 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.12% during the six months ended January 31, 2005.(1) This return was the result of an increase in NAV to $10.92 per share on January 31, 2005, from $10.73 on July 31, 2004, and the reinvestment of $0.248 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on January 31, 2005, of $9.82 per share for Class A and $10.92 for Class B, the Fund’s distribution rates were 4.78% and 4.04%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.74% and 6.55%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at January 31, 2005, were 3.47% and 2.90%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.62% and 4.70%, respectively.(5)

Fund Statistics**

• Number of Issues:	53
• Average Maturity:	17.8 years
• Average Rating:	AA
• Average Call:	6.9 years
• Average Dollar Price:	$100.77

** Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                  Arizona’s employment picture ended 2004 on an upward trend. The unemployment rate in December 2004 was 4.2%, down from 4.5% the previous month and 5.0% in December 2003. The state’s population growth fueled growth in the construction sector, which added 15,000 jobs during the past year. Despite job losses in manufacturing, that sector still gained strength.

•                  Escrowed/prerefunded bonds remained the Fund’s largest sector weighting at January 31, 2005. Escrowed bonds are prerefunded and backed by Treasury obligations, most often as the result of refunding of existing higher-coupon debt. Escrowed issues are valued for their high quality and above-average coupons.

•                  Insured* hospital bonds were prominent holdings in the Fund. Given the intense industry competition, management focused on institutions we believe have sound financial structures and good management and are well-positioned in their local markets.

•                  The Fund held a number of Puerto Rico bonds, which provided issuer diversification and a more varied coupon mix. Puerto Rico investments included insured* electric utilities, insured* transportation, and insured* lease revenue bonds.

•                  The Fund was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded lower coupons.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)  These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 38.28% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Arizona Municipals Fund as of January 31, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.83%	4.28%
Five Years	6.89	6.15
Ten Years	5.98	5.33
Life of Fund†	4.99	5.73
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.14%	-0.71%
Five Years	5.86	5.83
Ten Years	5.47	.33
Life of Fund†	4.53	.73

†Inception date: Class A: 12/13/93; Class B: 7/25/91

*                 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

**          Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

Eaton Vance Colorado Municipals Fund as of January 31, 2005

M A N A G E M E N T’ S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

William H. Ahern

Portfolio Manager

The Fund

•                  The Fund’s Class A shares had a total return of 4.33% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.75 per share on January 31, 2005, from $9.57 on July 31, 2004, and the reinvestment of $0.230 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.06% during the six months ended January 31, 2005.(1) This return was the result of an increase in NAV to $10.61 per share on January 31, 2005, from $10.42 on July 31, 2004, and the reinvestment of $0.230 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on January 31, 2005 of $9.75 per share for Class A and $10.61 for Class B, the Fund’s distribution rates were 4.61% and 3.86%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.44% and 6.23%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at January 31, 2005 were 4.05% and 3.51%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.53% and 5.66%, respectively.(5)

Fund Statistics**

• Number of Issues:	40
• Average Maturity:	20.5 years
• Average Rating:	AA
• Average Call:	7.9 years
• Average Dollar Price:	$96.75

** Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                  Colorado’s economic recovery gained strength through 2004 and ended the year on a positive note. A renewed surge in technology spending by businesses boosted the state’s economy, which had been sent into a severe slump after the “dotcom” bust of recent years. Moreover, employment, retail, and construction data all showed significant improvement.

•                  Representing 22.6% of net assets, insured* transportation bonds were the Fund’s largest sector weighting at January 31, 2005. Investments included issues for highways from various issuers, both in Colorado and in Puerto Rico. Typically, Puerto Rico issues offer good quality and further opportunities for diversification, as well as being tax-exempt in Colorado.

•                  Hospital bonds were significant investments for the Fund, representing a geographically diverse range of institutions throughout the state. Management emphasized hospitals with sound cost structures, good market share and in-demand health care specialities.

•                  Insured* general obligation bonds (GOs) were another focus for the Fund. Secured by local property taxes, they are deemed very high quality debt. Investments included a water and wastewater public improvement GO, as well as an issue for a Pueblo County school district. Such GOs are valued by investors in an economy in which there are lingering uncertainties about some industrial issuers.

•                  Industrial development revenue bonds were among the top sector weightings for the Fund at January 31, 2005. Management remained selective, focusing on one of the better-performing airlines, as well as several Puerto Rico issuers.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)  These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5)Taxable-equivalent rates assume maximum 38.01% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Colorado Municipals Fund as of January 31, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.54%	3.86%
Five Years	7.41	6.64
Ten Years	6.18	5.53
Life of Fund†	5.01	5.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.45%	-1.12%
Five Years	6.36	6.33
Ten Years	5.67	5.53
Life of Fund†	4.56	5.26

†Inception date: Class A: 12/10/93; Class B: 8/25/92

*      Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

** Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

Eaton Vance Connecticut Municipals Fund as of January 31, 2005

M A N A G E M E N T ’S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

William H. Ahern

Portfolio Manager

The Fund

•                  The Fund’s Class A shares had a total return of 3.92% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.78 per share on January 31, 2005, from $10.61 on July 31, 2004, and the reinvestment of $0.243 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 3.62% during the six months ended January 31, 2005.(1) This return was the result of an increase in NAV to $10.72 per share on January 31, 2005, from $10.56 on July 31, 2004, and the reinvestment of $0.218 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on January 31, 2005 of $10.78 per share for Class A and $10.72 for Class B, the Fund’s distribution rates were 4.35% and 3.61%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.04% and 5.85%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at January 31, 2005 were 3.45% and 2.88%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.59% and 4.66%, respectively.(5)

Fund Statistics**

• Number of Issues:	75
• Average Maturity:	18.1 years
• Average Rating:	AA
• Average Call:	7.3 years
• Average Dollar Price:	$108.40

** Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                  While Connecticut’s gross state product slowed slightly from its 2003 growth rate of 4.0%, the state’s economy still profited from the improvement of the national economy. Increased defense spending, for example, benefited Connecticut’s manufacturing sector. The unemployment rate was 4.6% in December 2004.

•                  Insured* general obligations remained the Fund’s largest sector weighting at January 31, 2005 and provided a high-quality investment in a still-recovering economy. With a slow recovery constraining tax revenue growth, the Fund focused on communities that management believes can maintain property values and stable revenues.

•                  Insured* education bonds were the Fund’s next largest sector weighting. The issuers in this group have enjoyed stable revenues despite the recent economic fluctuations and included bonds from the state’s higher education system as well as some of its esteemed private institutes, such as Fairfield University and Trinity College.

•                  Insured* transportation bonds were another investment focus for the Fund. Investments included issues for the Bradley International Airport in Windsor Locks, CT, and highway bonds issued by the Puerto Rico Highway and Transportation Authority. Typically, Puerto Rico issues offer good quality and further opportunities for diversification, as well as being tax-exempt in Connecticut.

•                  Management continued to focus on upgrading the Fund’s call protection. As low interest rates prompt refundings, call protection remains an important concern for municipal investors.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4)The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 38.25% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Connecticut Municipals Fund as of January 31, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.04%	3.32%
Five Years	6.99	6.20
Ten Years	6.24	5.44
Life of Fund†	5.94	5.16
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.90%	-1.64%
Five Years	5.94	5.88
Ten Years	5.73	5.44
Life of Fund†	5.47	5.16

†Inception date: Class A: 4/19/94; Class B: 5/1/92

*                 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

**Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

Eaton Vance Michigan Municipals Fund as of January 31, 2005

M A N A G E M E N T ’S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

William H. Ahern

Portfolio Manager

The Fund

•                  The Fund’s Class A shares had a total return of 4.34% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.66 per share on January 31, 2005, from $9.48 on July 31, 2004, and the reinvestment of $0.228 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.22% during the six months ended January 31, 2005.(1) This return was the result of an increase in NAV to $10.79 per share on January 31, 2005, from $10.58 on July 31, 2004, and the reinvestment of $0.232 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on January 31, 2005 of $9.66 per share for Class A and $10.79 for Class B, the Fund’s distribution rates were 4.57% and 3.83%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.32% and 6.13%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at January 31, 2005 were 3.63% and 3.07%, respectively.(6)The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.81% and 4.92%, respectively.(5)

Fund Statistics**

• Number of Issues:	48
• Average Maturity:	20.4 years
• Average Rating:	AA+
• Average Call:	7.3 years
• Average Dollar Price:	$101.75

**Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                  Michigan’s economic recovery stalled in 2004 and employment gains lagged the rest of the nation’s. The state continued to lose jobs, but at a slower pace than in the previous 3 years. Manufacturing, which accounts for about 16 percent of Michigan employment, lost the most jobs in 2004. The motor vehicle and parts industry (about one-third of Michigan’s manufacturing jobs) accounted for 84 percent of lost manufacturing jobs.

•                  At 41.5% of net assets, insured* general obligations were the Fund’s largest sector weighting at January 31, 2005 and provided a high-quality investment in a still-recovering economy. The Fund’s investments were diversified among local school district issuers. Given the slow recovery of the Michigan economy, insured* GOs provided an added measure of security.

•                  Hospital bonds were also prominent investments for the Fund. With cost containment increasingly a requisite for survival in the hospital industry, management seeks issuers with strong underlying fundamentals, attractive health care specialties and high utilization rates. The Fund added a new holding that management believed to meet this criteria, a bond for the Otsego Memorial Hospital Association.

•                  Insured* education bonds were among the Fund’s larger sector weightings at January 31, 2005. Investments included bonds from Michigan’s state university system. Historically, these institutions have enjoyed strong applicant demand and stable-to-rising tuition income.

•                  With continued low interest rates, management continued to adjust coupon structure and upgrade call characteristics, as market conditions dictated. Coupon structure and call features can have a significant influence on the Fund’s performance.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 37.57% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Michigan Municipals Fund as of January 31, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.75%	4.16%
Five Years	7.61	6.83
Ten Years	5.97	5.35
Life of Fund†	4.83	5.51
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.20%	-0.84%
Five Years	6.57	6.52
Ten Years	5.45	5.35
Life of Fund†	4.37	5.51

†Inception date: Class A: 12/7/93; Class B: 4/19/91

*                 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

**Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

Eaton Vance Minnesota Municipals Fund as of January 31, 2005

M A N A G E M E N T ’S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

Craig Brandon

Portfolio Manager

The Fund

•                  The Fund’s Class A shares had a total return of 4.99% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.35 per share on January 31, 2005, from $9.11 on July 31, 2004, and the reinvestment of $0.209 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.67% during the six months ended January 31, 2005.(1)This return was the result of an increase in NAV to $10.06 per share on January 31, 2005, from $9.81 on July 31, 2004, and the reinvestment of $0.204 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                    Based on the Fund’s most recent dividends and NAVs on January 31, 2005 of $9.35 per share for Class A and $10.06 for Class B, the Fund’s distribution rates were 4.48% and 3.74%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.48% and 6.24%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at January 31, 2005 were 3.96% and 3.42%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.61% and 5.71%, respectively.(5)

Fund Statistics**

• Number of Issues:	41
• Average Maturity:	21.3 years
• Average Rating:	AA
• Average Call:	6.7 years
• Average Dollar Price:	$98.62

**Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                  After outperforming the national economy in 2003, Minnesota job creation ground to a halt mid-year and lagged the U.S. average in 2004. All but 5,000 of the state’s 23,000 new jobs were created in the first 4 months of 2004. However, at 4.4% in January 2005, the unemployment rate was healthier than the national average.

•                  Insured* and uninsured electric utility bonds remained a primary focus for the Fund, contributing to the Fund’s performance for the period ended January 31, 2005. The Fund increased its electric utilities holdings in the past six months.

•                  Management reduced the Fund’s holdings in general obligations (GOs) over the six-month period. Management was able to sell some of its investments in GOs, typically considered among the highest-quality and most liquid municipal bonds available, at attractive prices.

•                  One of the Fund’s holdings, issued by the city of Minneapolis for its Art Center Facilities, helped to finance a major expansion at the renowned Walker Art Center that nearly doubles the size of the facility.

•                  Management continued to emphasize the Fund’s call protection. Faced with the prospect of a faster pace of refundings, management believes that call protection remains an important strategic aspect for municipal bond investors.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4)The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 40.10% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Minnesota Municipals Fund as of January 31, 2005

FUND PERFORMANCE

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	5.11%	4.46%
Five Years	6.70	5.95
Ten Years	5.65	4.96
Life of Fund†	4.63	4.92
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.16%	-0.54%
Five Years	5.68	5.63
Ten Years	5.14	4.96
Life of Fund†	4.17	4.92

†Inception date: Class A: 12/9/93; Class B: 7/29/91

*                 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

**Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

Eaton Vance New Jersey Municipals Fund as of January 31, 2005

M A N A G E M E N T’ S  D I S C U S S I O N  O F  F U N D  P E R F O R M A N C E

Robert B. MacIntosh

Portfolio Manager

The Fund

•                  The Fund’s Class A shares had a total return of 5.65% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.45 per share on January 31, 2005, from $10.13 on July 31, 2004, and the reinvestment of $0.246 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 5.49% during the six months ended January 31, 2005.(1) This return was the result of an increase in NAV to $10.91 per share on January 31, 2005, from $10.57 on July 31, 2004, and the reinvestment of $0.235 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on January 31, 2005 of $10.45 per share for Class A and $10.91 for Class B, the Fund’s distribution rates were 4.62% and 3.88%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.81% and 6.56%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at January 31, 2005 were 4.22% and 3.69%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.13% and 6.24%, respectively.(5)

Fund Statistics**

• Number of Issues:	88
• Average Maturity:	26.9 years
• Average Rating:	AA-
• Average Call:	10.9 years
• Average Dollar Price:	$99.87

**  Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                  New Jersey maintained a healthy employment profile in 2004. The state’s unemployment rate was 4.2% for December 2004, well below the national average. New job creation was led by the natural resources/mining and construction industries, with manufacturing the only sector posting net losses.

•                  Insured* transportation bonds represented the Fund’s largest sector weighting at January 31, 2005. Investments included bonds for river authorities, port facilities, turnpike authorities and a marine terminal – all key segments of New Jersey’s economic infrastructure.

•                  Hospital bonds were also a prominent investment for the Fund. Management was selective within this sector, given the industry’s competitive and operating pressures, focusing on issues of well-managed facilities with sound underlying fundamentals and good cost controls. With these criteria in mind, we added to two of the Fund’s positions in this sector, purchasing bonds for the Cooper Health System and the Robert Wood Johnson University Hospital.

•                  The Fund also added a new insured* general obligation (GO) bond for the Elmwood Park Board of Education. Secured by local property taxes, GOs are generally deemed very high quality debt. and are valued by investors in an economy in which there are lingering uncertainties about some industrial issuers.

•                  Management continued to focus on increasing the Fund’s call protection. As low interest rates prompt refundings, call protection remains an important concern for municipal investors.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 40.83% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance New Jersey Municipals Fund as of January 31, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.79%	4.18%
Five Years	7.74	7.00
Ten Years	6.30	5.50
Life of Fund†	6.02	5.77
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.16%	-0.80%
Five Years	6.68	6.69
Ten Years	5.79	5.50
Life of Fund†	5.54	5.77

†Inception date: Class A: 4/13/94; Class B: 1/8/91

*                 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

**Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2005

M A N A G E M E N T’S  D I S C U S S I O N  OF  F U N D  P E R F O R M A N C E

Cynthia J. Clemson

Portfolio Manager

The Fund

•                    The Fund’s Class A shares had a total return of 4.92% during the six months ended January 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $9.95 per share on January 31, 2005, from $9.73 on July 31, 2004, and the reinvestment of $0.254 in dividends.(2)

•                    The Fund’s Class B shares had a total return of 4.75% during the six months ended January 31, 2005.(1) This return was the result of an increase in NAV to $10.29 per share on January 31, 2005, from $10.06 on July 31, 2004, and the reinvestment of $0.243 individends.(2)

•                    For comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.80% for the six months ended January 31, 2005.(3)

•                    Based on the Fund’s most recent dividends and NAVs on January 31, 2005 of $9.95 per share for Class A and $10.29 for Class B, the Fund’s distribution rates were 4.95% and 4.20%, respectively.(4) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.86% and 6.67%, respectively.(5)

•                    The SEC 30-day yields for Class A and Class B shares at January 31, 2005 were 4.20% and 3.67%, respectively.(6) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.67% and 5.83%, respectively.(5)

Fund Statistics**

• Number of Issues:	101
• Average Maturity:	20.6 years
• Average Rating:	AA-
• Average Call:	6.9 years
• Average Dollar Price:	$97.88

** Fund Statistics are as of January 31, 2005, and are subject to change due to active management.

Management Discussion

•                    Pennsylvania’s job situation improved in 2004, following three years of job losses. Employment gains were spread across a range of industries, including retail, business services, education, health care, leisure and tourism.

•                    Insured* general obligations (GOs) remained the Fund’s largest sector weighting at January 31, 2005 and provided a high-quality investment in a recovering economy. The Fund’s GO investments were focused on school district issues, which historically have had fairly stable revenues.

•                    Insured* escrowed/prerefunded bonds were another major investment for the Fund. Escrowed bonds are generally considered to be of the highest quality, warranting a AAA credit rating, because they have been prerefunded or escrowed to maturity by their issuers and because they are backed by Treasury bonds. They are also attractive investments because they generally provide a reliable stream of income.

•                    The Fund also added a new holding in the insured* education sector. Issued by Pennsylvania HEFA, the bond helps finance projects at the University of the Sciences in Philadelphia, a distinguished institution training students in the pharmaceutical and health care fields.

•                    With cost containment increasingly a requisite for survival in the hospital industry, management is highly selective in this sector, seeking issuers with strong underlying fundamentals, attractive health care specialties and high utilization rates. The Fund added a new holding that management believed to meet this criteria, a bond for the St. Mary Hospital Authority’s Catholic Health East.

•                    Effective February 1, 2005, Thomas Metzold assumed management responsibilities for the Fund. A vice president of Eaton Vance Management and Boston Research and Management, Mr. Metzold joined Eaton Vance in 1987, and has been a portfolio manager of several Eaton Vance funds since 1991.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal, state and local income taxes and/or alternative minimum tax. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 37.00% federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2005

F U N D  P E R F O R M A N C E

Performance*	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	5.19%	4.59%
Five Years	7.15	6.38
Ten Years	6.06	5.25
Life of Fund†	5.68	5.48
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.16%	-0.40%
Five Years	6.11	6.07
Ten Years	5.54	5.25
Life of Fund†	5.20	5.48

†Inception date: Class A: 6/1/94; Class B: 1/8/91

*                 Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution**

** Rating Distributions are as of January 31, 2005, and are subject to change due to active management.

 Eaton Vance Municipals Funds as of January 31, 2005

D I S C L O S U R E  O F  F U N D  E X P E N S E S

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 – January 31, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,043.00	$3.97
Class B	$1,000.00	$1,041.20	$7.82
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92
Class B	$1,000.00	$1,017.50	$7.73

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance Colorado Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,043.30	$3.71
Class B	$1,000.00	$1,040.60	$7.56
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67
Class B	$1,000.00	$1,017.80	$7.48

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.72% for Class A shares and 1.47% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,039.20	$3.91
Class B	$1,000.00	$1,036.20	$7.75
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87
Class B	$1,000.00	$1,017.60	$7.68

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares and 1.51% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance Michigan Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,043.40	$4.07
Class B	$1,000.00	$1,042.20	$7.93
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02
Class B	$1,000.00	$1,017.40	$7.83

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,049.90	$3.82
Class B	$1,000.00	$1,046.70	$7.69
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77
Class B	$1,000.00	$1,017.70	$7.58

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares and 1.49% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,056.50	$4.09
Class B	$1,000.00	$1,054.90	$7.98
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02
Class B	$1,000.00	$1,017.40	$7.83

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares and 1.54% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During Period* (8/1/04 - 1/31/05)

Actual
Class A	$1,000.00	$1,049.20	$4.34
Class B	$1,000.00	$1,047.50	$8.21
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.28
Class B	$1,000.00	$1,017.20	$8.08

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.84% for Class A shares and 1.59% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2004.

Eaton Vance Arizona Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.1%
Principal Amount (000's omitted)	Security	Value
Education - 0.8%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$549,020
		$549,020
Electric Utilities - 2.7%
$700	Pima County, IDA, (Tucson Electric Power Co.), 6.00%, 9/1/29	$700,000
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,044,810
		$1,744,810
Escrowed / Prerefunded - 16.0%
$1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	$1,462,487
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,711,650
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,379,180
		$10,553,317
General Obligations - 3.6%
$1,125	Puerto Rico, 0.00%, 7/1/18	$631,541
1,500	Tucson, 5.375%, 7/1/21	1,732,485
		$2,364,026
Health Care-Miscellaneous - 1.9%
$800	Coconino County, IDA, Health Care Institution, (Guidance Center, Inc.), 5.80%, 6/1/11	$758,512
500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	471,570
		$1,230,082
Hospital - 6.0%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	$682,338
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,409,414
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,078,270
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	771,180
		$3,941,202

Principal Amount (000's omitted)	Security	Value
Housing - 1.8%
$835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19	$673,369
500	Phoenix, IDA, (Woodstone and Silver Springs Apartments), (Asset Guaranty), 6.25%, 4/1/23	502,140
		$1,175,509
Industrial Development Revenue - 2.3%
$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,030,200
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	504,049
		$1,534,249
Insured-Education - 2.9%
$1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	$1,888,668
		$1,888,668
Insured-Electric Utilities - 4.2%
$755	Pima County, IDA, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	$789,277
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.528%, 7/1/29(1)(2)	844,267
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	525,925
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(2)	611,248
		$2,770,717
Insured-Escrowed / Prerefunded - 7.0%
$1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,279,230
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,118,960
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,115,530
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,113,330
		$4,627,050
Insured-General Obligations - 1.0%
$500	Puerto Rico, (FSA), Variable Rate, 9.459%, 7/1/27(1)(2)	$641,540
		$641,540

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital - 11.0%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,372,505
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,011,080
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(3)	2,133,940
1,000	Mesa IDA, (Discovery Health System), (MBIA), 5.625%, 1/1/29	1,099,810
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,652,445
		$7,269,780
Insured-Lease Revenue / Certificates of Participation - 5.6%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,049,260
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	577,126
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	502,934
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.86%, 6/1/26(1)(4)	1,171,600
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(2)	406,334
		$3,707,254
Insured-Special Tax Revenue - 5.3%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	$1,066,340
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	788,070
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28(1)(2)	1,631,448
		$3,485,858
Insured-Transportation - 7.7%
$3,000	Phoenix Civic Improvements Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,142,350
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,406,650
500	Tucson Street and Highway Revenue, (FGIC), 5.00%, 7/1/18	541,190
		$5,090,190

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 4.8%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,044,640
1,000	Phoenix Civic Improvements Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,076,290
1,000	Phoenix, Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,052,510
		$3,173,440
Other Revenue - 2.6%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,740,900
		$1,740,900
Pooled Loans - 6.2%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	$2,067,660
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	2,022,800
		$4,090,460
Senior Living / Life Care - 2.2%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(5)	$1,447,596
		$1,447,596
Transportation - 0.8%
$500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$513,385
		$513,385
Water and Sewer - 1.7%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,115,250
		$1,115,250
Total Tax-Exempt Investments - 98.1% (identified cost $58,584,523)		$64,654,303
Other Assets, Less Liabilities - 1.9%		$1,275,419
Net Assets - 100.0%		$65,929,722

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 50.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 17.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $5,306,437 or 8.0% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.6%
Principal Amount (000's omitted)	Security	Value
Education - 5.2%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,041,790
500	Colorado Springs, (Colorado College), 5.25%, 6/1/24	544,930
		$1,586,720
Electric Utilities - 3.4%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$507,205
500	Colorado Springs, Utilities, 5.00%, 11/15/33	520,715
		$1,027,920
Escrowed / Prerefunded - 4.3%
$3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	$1,311,240
		$1,311,240
Hospital - 12.0%
$350	Aspen Valley, Hospital District, 6.80%, 10/15/24	$378,444
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	689,065
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	506,515
250	Colorado Health Facilities Authority, (Parkview Medical Center), 6.125%, 9/1/25	256,927
500	Colorado Health Facilities Authority, (Portercare Adventist Health), 6.50%, 11/15/31	555,585
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	529,200
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	747,919
		$3,663,655
Housing - 7.8%
$1,000	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	$1,031,970
345	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	320,660
1,000	Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25	1,030,330
		$2,382,960

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 6.8%
$500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$523,660
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(1)	427,500
750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	770,168
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	353,560
		$2,074,888
Insured-Education - 3.9%
$300	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	$138,606
1,000	University of Colorado, (FGIC), 5.00%, 6/1/27	1,045,810
		$1,184,416
Insured-General Obligations - 8.0%
$1,000	Arapahoe County, Water and Wastewater, Public Improvements District, (MBIA), 5.125%, 12/1/32	$1,052,890
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,127,180
200	Puerto Rico, (FSA), Variable Rate, 9.459%, 7/1/27(2)(3)	256,616
		$2,436,686
Insured-Housing - 4.9%
$500	Colorado Educational and Cultural Facilities Authority, (Student Housing Foundation/University of Colorado), (AMBAC), 5.00%, 7/1/27	$523,140
955	Thornton, SCA Realty Multifamily, (FSA), 7.10%, 1/1/30	975,370
		$1,498,510
Insured-Lease Revenue / Certificates of Participation - 1.8%
$400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(2)(3)	$560,460
		$560,460
Insured-Special Tax Revenue - 3.6%
$1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	$1,088,600
		$1,088,600

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 22.6%
$3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	$2,127,790
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41	1,857,555
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,797,824
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36(4)	1,125,320
		$6,908,489
Insured-Water and Sewer - 3.5%
$1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	$1,071,760
		$1,071,760
Senior Living / Life Care - 1.3%
$425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23	$389,984
		$389,984
Special Tax Revenue - 5.6%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$432,364
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	369,587
395	Black Hawk, Business Improvement District, 6.50%, 12/1/11	390,995
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	524,825
		$1,717,771
Transportation - 1.3%
$400	Eagle County, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	$408,456
		$408,456

Principal Amount (000's omitted)	Security	Value
Water and Sewer - 3.6%
$1,000	Colorado Water Resources, Power Development Authority, 5.00%, 9/1/21	$1,088,530
		$1,088,530
Total Tax-Exempt Investments - 99.6% (identified cost $28,246,416)		$30,401,045
Other Assets, Less Liabilities - 0.4%		$133,895
Net Assets - 100.0%		$30,534,940

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 48.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 18.1% of total investments.

(1)  Defaulted bond.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $817,076 or 2.7% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.4%
Principal Amount (000's omitted)	Security	Value
Education - 7.6%
$1,500	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	$1,595,010
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,635,800
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,078,440
2,500	Connecticut HEFA, (Yale University), 5.125%, 7/1/27	2,663,775
1,350	University of Connecticut, 5.00%, 5/15/23	1,434,982
		$10,408,007
Electric Utilities - 4.7%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,355,641
800	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 9.163%, 9/1/28(1)(2)	910,912
2,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	2,102,440
		$6,368,993
Escrowed / Prerefunded - 3.1%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,433,176
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	210,145
545	University of Connecticut, Prerefunded to 4/1/12, 5.375%, 4/1/18	617,926
		$4,261,247
General Obligations - 5.2%
$1,750	Connecticut, 0.00%, 11/1/09	$1,515,850
1,270	Danbury, 4.50%, 2/1/14	1,378,763
1,065	Puerto Rico, 0.00%, 7/1/15	700,323
1,000	Puerto Rico, 5.00%, 7/1/25	1,056,080
400	Redding, 5.50%, 10/15/18	471,396
650	Redding, 5.625%, 10/15/19	778,186
535	Wilton, 5.25%, 7/15/18	620,102
535	Wilton, 5.25%, 7/15/19	622,285
		$7,142,985
Housing - 0.7%
$1,000	Connecticut HFA, 4.70%, 5/15/28	$1,008,540
		$1,008,540

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue - 6.9%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$2,997,263
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,557,150
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	494,984
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,384,843
		$9,434,240
Insured-Education - 13.0%
$1,250	Connecticut HEFA, (Choate Rosemary College), (MBIA), 5.00%, 7/1/27	$1,311,088
1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,623,098
2,500	Connecticut HEFA, (Fairfield University), (MBIA), 5.25%, 7/1/25	2,708,600
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,042,010
1,970	Connecticut HEFA, (Trinity College), (MBIA), 5.00%, 7/1/22	2,132,092
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,323,242
1,440	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,516,435
1,000	University of Connecticut, (FGIC), 5.00%, 11/15/29	1,054,090
		$17,710,655
Insured-Electric Utilities - 4.1%
$3,000	Puerto Rico Electric Power Authority, (FSA), 4.75%, 7/1/24	$3,082,770
1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(3)	1,528,120
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29(1)(3)	1,045,883
		$5,656,773
Insured-Escrowed / Prerefunded - 1.2%
$1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	$1,109,470
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	574,498
		$1,683,968

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 14.9%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$4,038,886
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,585,933
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,074,860
2,000	Connecticut, (FSA), 5.00%, 10/15/19	2,176,880
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,150,530
3,500	New Haven, (FGIC), 5.00%, 11/1/18	3,817,940
1,265	New Milford, (AMBAC), 5.00%, 1/15/14	1,421,468
350	Puerto Rico, (FSA), Variable Rate, 9.459%, 7/1/27(1)(3)	449,078
3,500	Suffield, (MBIA), 4.75%, 6/15/21	3,649,205
		$20,364,780
Insured-Hospital - 5.0%
$1,000	Connecticut HEFA, (Bridgeport Hospital), (MBIA), 6.625%, 7/1/18	$1,002,950
3,190	Connecticut HEFA, (Children's Medical Center), (MBIA), 5.00%, 7/1/21	3,457,705
1,000	Connecticut HEFA, (Danbury Hospital), (AMBAC), 5.375%, 7/1/17	1,043,880
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,360,085
		$6,864,620
Insured-Housing - 0.6%
$815	Connecticut HFA, (Housing Mortgage Finance Program), (MBIA), (AMT), 5.30%, 5/15/33	$815,880
		$815,880
Insured-Lease Revenue / Certificates of Participation - 3.7%
$3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	$3,878,193
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(1)(3)	1,120,920
		$4,999,113
Insured-Other Revenue - 1.3%
$550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$571,907
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,200,117
		$1,772,024

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans - 1.1%
$1,360	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,438,975
		$1,438,975
Insured-Special Tax Revenue - 0.3%
$375	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.595%, 7/1/28(1)(2)	$416,329
		$416,329
Insured-Transportation - 7.6%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,702,785
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	553,665
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,116,570
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 10.207%, 7/1/28(1)(3)	1,926,236
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,036,690
		$10,335,946
Insured-Water and Sewer - 3.8%
$1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	$1,433,653
1,530	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,640,359
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,118,660
		$5,192,672
Lease Revenue / Certificates of Participation - 1.6%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	$2,218,546
		$2,218,546
Pooled Loans - 0.4%
$515	Connecticut Higher Education Supplemental Loan Authority, (AMT), 6.20%, 11/15/09	$516,633
		$516,633

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Solid Waste - 5.0%
$2,335	Bristol Resource Recovery Facility, (Ogden Martin Systems), 6.50%, 7/1/14	$2,420,951
4,250	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	4,350,088
		$6,771,039
Special Tax Revenue - 4.5%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12(4)	$3,703,110
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,426,520
		$6,129,630
Transportation - 1.2%
$1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$1,026,770
500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	570,690
		$1,597,460
Water and Sewer - 1.9%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,466,275
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,151,282
		$2,617,557
Total Tax-Exempt Investments - 99.4% (identified cost $125,118,393)		$135,726,612
Other Assets, Less Liabilities - 0.6%		$849,394
Net Assets - 100.0%		$136,576,006

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 56.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.3% to 25.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $7,397,478 or 5.4% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.7%
Principal Amount (000's omitted)	Security	Value
Bond Bank - 0.0%
$30	Michigan Municipal Bond Authority Local Government Loan, 6.90%, 5/1/21	$30,104
		$30,104
Education - 2.0%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,294,675
		$1,294,675
Electric Utilities - 1.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,051,220
		$1,051,220
General Obligations - 2.1%
$1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$1,339,112
		$1,339,112
Health Care-Miscellaneous - 1.6%
$1,070	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	$1,045,722
		$1,045,722
Hospital - 14.3%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$520,719
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	271,763
745	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	764,877
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,041,840
3,250	Michigan Hospital Finance Authority, (McLaren Obligated Group), 4.50%, 10/15/21	3,250,357
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,591,380
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	781,395
		$9,222,331

Principal Amount (000's omitted)	Security	Value
Insured-Education - 6.8%
$500	Central Michigan University, (AMBAC), 4.75%, 10/1/29	$511,105
1,000	Ferris State University, (AMBAC), 5.00%, 10/1/23(1)	1,055,760
700	Michigan Technological University, (XLCA), 5.00%, 10/1/33	729,246
2,000	Western Michigan University, (FGIC), 5.125%, 11/15/22	2,111,980
		$4,408,091
Insured-Electric Utilities - 3.9%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,123,600
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	361,722
		$2,485,322
Insured-Escrowed / Prerefunded - 6.5%
$3,000	Kent Hospital Finance Authority, (Butterworth Health System), Prerefunded to 1/15/06, (MBIA), 6.125%, 1/15/21	$3,167,610
1,000	Lake Orion, School District, Prerefunded to 5/1/05, (AMBAC), 7.00%, 5/1/20	1,022,390
		$4,190,000
Insured-General Obligations - 41.5%
$1,250	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	$1,274,775
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	571,202
2,000	Detroit School District, (FGIC), 5.25%, 5/1/28	2,152,960
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,248,250
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,053,280
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,056,190
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,129,626
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,051,720
3,000	Lake Orion, Community School District, (FGIC), 5.125%, 5/1/23	3,187,530
1,000	Novi Building Authority, (FSA), 5.50%, 10/1/25	1,107,980
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,511,022
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,102,340
1,000	Plymouth-Canton, Community School District, (FGIC), 5.00%, 5/1/29	1,051,720
350	Puerto Rico, (FSA), Variable Rate, 9.459%, 7/1/27(2)(3)	449,078
1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	1,564,794
1,450	Saginaw, City School District, (FSA), 5.00%, 5/1/34	1,517,121

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$2,500	Wyoming Public Schools, (FGIC), 5.125%, 5/1/23	$2,656,275
1,000	Zeeland Public Schools, (FGIC), 5.25%, 5/1/22	1,079,860
		$26,765,723
Insured-Housing - 0.6%
$385	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$393,682
		$393,682
Insured-Lease Revenue / Certificates of Participation - 1.6%
$1,000	Michigan Building Authority, (Facilities Program), (MBIA), 5.00%, 10/15/29	$1,049,210
		$1,049,210
Insured-Special Tax Revenue - 0.4%
$250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$259,750
		$259,750
Insured-Transportation - 3.8%
$345	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 11.707%, 7/1/26(2)(3)	$405,989
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 7.84%, 12/1/28(2)(4)	2,077,720
		$2,483,709
Insured-Water and Sewer - 3.7%
$2,165	Warren, Water and Sewer, (FSA), 5.25%, 11/1/26	$2,369,116
		$2,369,116
Special Tax Revenue - 4.2%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,783,610
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	938,300
		$2,721,910

Principal Amount (000's omitted)	Security	Value
Transportation - 4.1%
$1,500	Kent County Airport Facility, Variable Rate, 7.84%, 1/1/25(2)(4)	$1,592,070
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,041,770
		$2,633,840
Total Tax-Exempt Investments - 98.7% (identified cost $56,725,531)		$63,743,517
Other Assets, Less Liabilities - 1.3%		$834,326
Net Assets - 100.0%		$64,577,843

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 69.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 25.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $4,524,857 or 7.0% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.3%
Principal Amount (000's omitted)	Security	Value
Education - 11.2%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,063,030
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,315,950
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	604,181
500	Minnesota Higher Education Facilities Authority, (St. John's University), 5.25%, 10/1/26	529,330
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,468,706
		$4,981,197
Electric Utilities - 14.3%
$2,000	Chaska, Electric, 6.10%, 10/1/30	$2,247,480
750	Cohasset, PCR, (Allete, Inc.), 4.95%, 7/1/22	768,697
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	776,708
400	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29(1)(2)	440,976
1,980	Rochester Electric, 5.25%, 12/1/30	2,077,574
		$6,311,435
General Obligations - 7.6%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$796,763
1,500	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	1,549,950
1,000	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	1,018,310
		$3,365,023
Hospital - 9.0%
$700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	$723,758
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 8.84%, 11/15/27(1)(2)	1,728,930
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	513,620
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,028,390
		$3,994,698

Principal Amount (000's omitted)	Security	Value
Housing - 6.3%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$544,225
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	517,220
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,711,166
		$2,772,611
Industrial Development Revenue - 6.0%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,010,550
1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	1,637,565
		$2,648,115
Insured-Education - 1.2%
$500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	$545,285
		$545,285
Insured-Electric Utilities - 14.3%
$500	Northern Minnesota Municipal Power Agency, (AMBAC), 4.75%, 1/1/20	$525,370
500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 11.003%, 7/1/29(1)(3)	630,050
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21(4)	470,773
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,018,700
45	Southern Minnesota Municipal Power Agency, (MBIA), 5.75%, 1/1/18	49,272
565	Western Minnesota Municipal Power Agency, (AMBAC), 5.50%, 1/1/16	630,331
		$6,324,496
Insured-General Obligations - 1.7%
$695	Freeborn County, (Criminal Justice Center), (FGIC), 5.00%, 2/1/23	$745,575
		$745,575
Insured-Hospital - 3.4%
$450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	$471,240
1,000	Willmar, (Rice Memorial Hospital), (FSA), 5.00%, 2/1/32	1,045,240
		$1,516,480

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Housing - 3.5%
$1,500	SCA MFMR Receipts, Burnsville, (FSA), 7.10%, 1/1/30	$1,531,995
		$1,531,995
Insured-Lease Revenue / Certificates of Participation - 3.1%
$1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	$1,376,655
		$1,376,655
Insured-Other Revenue - 2.0%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$873,728
		$873,728
Insured-Special Tax Revenue - 2.4%
$1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,074,060
		$1,074,060
Insured-Transportation - 3.6%
$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	$1,598,280
		$1,598,280
Miscellaneous - 4.8%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,131,760
		$2,131,760
Senior Living / Life Care - 4.9%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$963,200
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	530,097
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.-Highland), 8.75%, 11/1/24(5)	682,305
		$2,175,602
Total Tax-Exempt Investments - 99.3% (identified cost $40,852,846)		$43,966,995
Other Assets, Less Liabilities - 0.7%		$294,235
Net Assets - 100.0%		$44,261,230

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 35.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 15.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $2,799,956 or 6.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 0.7%
$1,700	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,715,045
		$1,715,045
Education - 0.4%
$1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,036,770
		$1,036,770
Electric Utilities - 4.7%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,510,610
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,224,580
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29(1)(2)	2,204,880
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,687,900
		$11,627,970
General Obligations - 1.4%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,539,710
1,500	Puerto Rico, 0.00%, 7/1/16	935,880
		$3,475,590
Health Care-Miscellaneous - 0.5%
$1,255	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,191,472
		$1,191,472
Hospital - 12.7%
$500	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$525,995
3,750	Camden County, Improvement Authority, (Cooper Health System), 6.00%, 2/15/27	3,891,225
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,172,500
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,117,090
910	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	924,997
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,722,860

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	$1,613,194
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,922,642
3,865	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	4,214,319
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	2,005,668
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	2,039,418
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	574,865
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/27	2,071,880
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,829,500
		$31,626,153
Industrial Development Revenue - 5.1%
$1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	$1,496,662
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,921,425
1,500	New Jersey EDA, (Holt Hauling), 7.90%, 3/1/27(3)	1,447,500
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(3)	4,520,460
3,000	New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24	3,362,040
		$12,748,087
Insured-Education - 3.0%
$1,635	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.25%, 7/1/20	$1,810,713
5,375	University of Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	5,619,401
		$7,430,114
Insured-Electric Utilities - 1.4%
$1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(4)	$1,986,556
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29(1)(4)	1,486,918
		$3,473,474

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 1.9%
$2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 10.161%, 5/1/18(1)(4)	$2,724,954
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,907,344
		$4,632,298
Insured-General Obligations - 7.8%
$2,000	Branchburg Township Board of Education, (FSA), 5.00%, 2/1/26	$2,091,100
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,474,274
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,795,051
2,132	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	2,152,041
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,117,740
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,433,180
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,304,940
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	813,880
1,900	Irvington Township, (MBIA), 5.00%, 7/15/33	1,987,248
1,885	Pohatcong Township School District, (FSA), 5.20%, 7/15/22	2,160,775
900	Washington Township, Mercer County Board of Education, (FGIC), 5.00%, 1/1/26	943,623
		$19,273,852
Insured-Hospital - 5.4%
$4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,298,783
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,458,000
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	3,959,731
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 9.411%, 7/1/28(1)(4)	2,995,774
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,589,540
		$13,301,828
Insured-Housing - 0.6%
$1,500	New Jersey Housing and Mortgage Finance Agency, (FGIC), 4.50%, 11/1/19(5)	$1,500,000
		$1,500,000

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue - 6.5%
$6,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	$2,657,533
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	3,417,900
3,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26(6)	3,430,440
2,000	New Jersey Sports & Exposition Authority, (MBIA), 5.50%, 3/1/22	2,353,640
3,775	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.595%, 7/1/28(1)(2)	4,191,043
		$16,050,556
Insured-Transportation - 18.8%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,826,504
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,443,408
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	6,083,110
435	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	531,409
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.613%, 1/1/16(2)	7,169,400
2,410	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	2,573,326
2,000	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/24	2,127,860
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,589,010
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,607,675
4,200	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	4,354,098
4,325	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	4,867,009
7,325	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	8,242,969
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,156,881
		$46,572,659
Insured-Water and Sewer - 3.8%
$1,380	Bayonne, Municipal Utilities Authority, (XLCA), 4.50%, 4/1/28	$1,386,955
2,500	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	2,778,125
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,323,833
		$9,488,913

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation - 4.5%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$965,484
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,069,445
1,440	Bergen County Improvement Authority, (Community Action Program), 4.50%, 12/1/28	1,453,032
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,170,792
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,428,174
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,080,010
		$11,166,937
Other Revenue - 1.7%
$2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.099%, 10/1/34(1)(4)	$2,620,260
1,500	Tobacco Settlement Financing Corp., Variable Rate, 11.379%, 6/1/39(1)(2)(9)	1,552,125
		$4,172,385
Pooled Loans - 0.7%
$2,400	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10	$1,710,528
		$1,710,528
Senior Living / Life Care - 2.7%
$2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$2,707,585
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,128,007
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(7)	1,852,635
		$6,688,227
Special Tax Revenue - 1.6%
$3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 8.93%, 6/15/34(1)(2)	$3,891,230
		$3,891,230
Transportation - 11.5%
$5,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	$5,682,400
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94(8)	22,805,890
		$28,488,290

Principal Amount (000's omitted)	Security	Value
Water and Sewer - 2.3%
$5,685	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,842,475
		$5,842,475
Total Tax-Exempt Investments - 99.7% (identified cost $222,203,567)		$247,104,853
Other Assets, Less Liabilities - 0.3%		$770,929
Net Assets - 100.0%		$247,875,782

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 49.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 22.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $23,653,740 or 9.5% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(3)  Defaulted bond.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)  Security is in default and making only partial interest payments.

(8)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(9)  Security is subject to a shortfall and forbearance agreement.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 5.3%
$1,585	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,721,643
4,500	Pennsylvania EDA, (Colver), (AMT), 7.125%, 12/1/15	4,604,130
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,054,200
		$11,379,973
Education - 0.5%
$1,100	Lehigh County, General Purpose Authority, (Cedar Crest College), 6.70%, 4/1/26	$1,150,853
		$1,150,853
Electric Utilities - 2.1%
$2,000	Pennsylvania, EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$2,109,940
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,365,155
		$4,475,095
Escrowed / Prerefunded - 1.3%
$2,565	Delaware IDA, (Glen Riddle), (AMT), Prerefunded to 9/1/05, 8.625%, 9/1/25	$2,731,109
		$2,731,109
General Obligations - 1.0%
$1,000	Puerto Rico, 4.75%, 7/1/23	$1,020,050
1,000	Radnor Township, 5.125%, 7/15/34	1,060,250
		$2,080,300
Health Care-Miscellaneous - 3.0%
$2,000	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$2,123,820
700	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	739,242
3,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	3,685,395
		$6,548,457

Principal Amount (000's omitted)	Security	Value
Hospital - 12.6%
$3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,704,550
1,150	Horizon Hospital Systems Authority, (Horizon Hospital Systems, Inc.), 6.35%, 5/15/26	1,200,358
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,597,725
2,000	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.00%, 11/15/18	2,037,740
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,272,399
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,153,600
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,122,420
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,158,951
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,557,519
1,400	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	1,467,312
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	2,036,083
		$27,308,657
Industrial Development Revenue - 2.8%
$500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	$519,640
4,000	Franklin County IDA, (Corning, Inc.), 6.25%, 8/1/05	4,000,080
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,475,340
		$5,995,060
Insured-Education - 2.6%
$1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,036,310
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	1,447,740
3,020	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33(2)	3,042,982
		$5,527,032
Insured-Electric Utilities - 4.9%
$8,000	Beaver IDA, (Ohio Edison Co.), (AMBAC), 7.05%, 10/1/20(3)	$8,409,760
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.528%, 7/1/29(4)(5)	2,098,067
		$10,507,827

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded - 7.5%
$2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	$1,338,975
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,331,663
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,259,633
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,645,895
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,413,458
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,139,730
4,845	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,544,158
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,704,428
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,872,833
		$16,250,773
Insured-General Obligations - 22.7%
$1,000	Butler School District, (FGIC), 5.00%, 10/1/26	$1,053,620
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	1,079,705
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,022,396
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	967,017
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	916,890
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,251,321
2,390	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	2,497,024
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	331,949
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	314,674
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,399,702
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,494,195
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	443,340
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	707,960
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	474,912
1,430	Mars Area School District, (MBIA), 0.00%, 3/1/14	1,008,021
3,420	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,288,382
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	786,240
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,796,630
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,395,010
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,614,932
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,661,211
290	Puerto Rico, (FSA), 5.125%, 7/1/30	309,851
3,300	Puerto Rico, (FSA), Variable Rate, 9.459%, 7/1/27(4)(5)	4,234,164

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$500	Puerto Rico, (MBIA), Variable Rate, 12.335%, 7/1/20(4)(5)	$788,610
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	551,359
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,062,880
1,400	Upper Darby School District, (AMBAC), 5.00%, 5/1/19	1,500,184
		$48,952,179
Insured-Hospital - 4.3%
$3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	$2,412,825
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,139,000
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,286,850
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,509,801
		$9,348,476
Insured-Lease Revenue / Certificates of Participation - 0.3%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24(4)(5)	$700,575
		$700,575
Insured-Special Tax Revenue - 0.3%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$643,484
		$643,484
Insured-Transportation - 3.0%
$1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,663,248
3,750	Pennsylvania Turnpike Commission, (AMBAC), 5.00%, 7/15/41	3,881,925
865	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 11.707%, 7/1/26(4)(5)	1,017,915
		$6,563,088
Insured-Utilities - 4.5%
$5,500	Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28	$5,752,175
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 11.92%, 7/1/17(4)(5)	3,879,738
		$9,631,913

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer - 6.4%
$3,000	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	$3,331,740
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,041,310
1,750	Lower Moreland Township Authority, Sewer Revenue, (FSA), 5.00%, 8/1/29	1,824,795
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 12.355%, 11/1/31(4)(5)	2,789,800
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,177,120
1,600	Unity Township Municipal Authority, (FSA), 5.00%, 12/1/34	1,677,824
		$13,842,589
Machine Tools - 0.2%
$500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24	$532,755
		$532,755
Nursing Home - 4.0%
$2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	$1,875,640
930	Chartiers Valley IDA, (Beverly Enterprises, Inc.), 5.375%, 6/1/07	930,149
1,510	Green County IDA, (Beverly Enterprises, Inc.), 5.75%, 3/1/13	1,512,416
3,150	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,979,459
1,310	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,313,576
		$8,611,240
Senior Living / Life Care - 8.7%
$1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$1,282,201
5,000	Chester IDA, (Senior Life Choice of Kimberton), (AMT), 8.50%, 9/1/25	5,177,550
1,860	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,432,367
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,750,609
4,050	Delaware County, (White Horse Village), 7.50%, 7/1/18	4,175,712
1,865	Grove City, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,944,374
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,933,448
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,106,490
		$18,802,751

Principal Amount (000's omitted)	Security	Value
Transportation - 1.3%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,038,930
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,009,210
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	787,523
		$2,835,663
Total Tax-Exempt Investments - 99.3% (identified cost $197,860,432)		$214,419,849
Other Assets, Less Liabilities - 0.7%		$1,404,448
Net Assets - 100.0%		$215,824,297

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2005, 56.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 18.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  When-issued security.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $15,508,869 or 7.2% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2005.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 2005

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Assets
Investments -
Identified cost	$58,584,523	$28,246,416	$125,118,393	$56,725,531
Unrealized appreciation	6,069,780	2,154,629	10,608,219	7,017,986
Investments, at value	$64,654,303	$30,401,045	$135,726,612	$63,743,517
Cash	$821,558	$-	$-	$349,203
Receivable for Fund shares sold	234,594	6,225	136,111	7,146
Interest receivable	547,192	348,981	1,438,120	716,591
Total assets	$66,257,647	$30,756,251	$137,300,843	$64,816,457
Liabilities
Payable for Fund shares redeemed	$141,187	$11,124	$146,472	$57,002
Payable for daily variation margin on open financial futures contracts	19,766	13,312	41,313	21,984
Demand note payable	-	100,000	200,000	-
Dividends payable	125,381	41,775	205,287	110,978
Due to bank	-	25,634	69,070	-
Payable to affiliate for service fees	11,081	5,177	23,124	10,940
Accrued expenses	30,510	24,289	39,571	37,710
Total liabilities	$327,925	$221,311	$724,837	$238,614
Net Assets	$65,929,722	$30,534,940	$136,576,006	$64,577,843
Sources of Net Assets
Paid-in capital	$63,543,841	$29,344,208	$128,920,700	$59,611,613
Accumulated net realized loss (computed on the basis of identified cost)	(3,259,893)	(689,481)	(1,768,310)	(1,605,132)
Accumulated undistributed (distributions in excess of) net investment income	98,743	(57,726)	(313,679)	(21,829)
Net unrealized appreciation (computed on the basis of identified cost)	5,547,031	1,937,939	9,737,295	6,593,191
Total	$65,929,722	$30,534,940	$136,576,006	$64,577,843
Class A Shares
Net Assets	$47,861,414	$20,377,791	$102,276,016	$55,088,581
Shares Outstanding	4,874,061	2,089,566	9,490,278	5,701,617
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.82	$9.75	$10.78	$9.66
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.31	$10.24	$11.32	$10.14
Class B Shares
Net Assets	$18,068,308	$10,157,149	$34,299,990	$9,489,262
Shares Outstanding	1,655,326	956,993	3,198,984	879,281
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.92	$10.61	$10.72	$10.79

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 2005

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Assets
Investments -
Identified cost	$40,852,846	$222,203,567	$197,860,432
Unrealized appreciation	3,114,149	24,901,286	16,559,417
Investments, at value	$43,966,995	$247,104,853	$214,419,849
Cash	$-	$-	$336,272
Receivable for investments sold	-	1,500,000	1,884,216
Receivable for Fund shares sold	1,462	129,154	570,855
Interest receivable	532,451	3,024,340	2,526,491
Total assets	$44,500,908	$251,758,347	$219,737,683
Liabilities
Payable for Fund shares redeemed	$29,253	$147,649	$331,457
Payable for daily variation margin on open financial futures contracts	10,922	88,673	77,812
Demand note payable	100,000	1,600,000	-
Dividends payable	60,309	356,622	389,445
Payable for when-issued securities	-	1,500,000	3,006,004
Due to bank	4,014	85,666	-
Payable to affiliate for service fees	7,471	41,823	36,342
Accrued expenses	27,709	62,132	72,326
Total liabilities	$239,678	$3,882,565	$3,913,386
Net Assets	$44,261,230	$247,875,782	$215,824,297
Sources of Net Assets
Paid-in capital	$43,084,209	$232,324,533	$215,992,844
Accumulated net realized loss (computed on the basis of identified cost)	(1,610,083)	(6,927,556)	(14,699,406)
Accumulated undistributed (distributions in excess of) net investment income	(39,426)	109,898	(165,779)
Net unrealized appreciation (computed on the basis of identified cost)	2,826,530	22,368,907	14,696,638
Total	$44,261,230	$247,875,782	$215,824,297
Class A Shares
Net Assets	$29,392,917	$170,221,110	$165,048,678
Shares Outstanding	3,142,650	16,286,980	16,586,049
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.35	$10.45	$9.95
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$9.82	$10.97	$10.45
Class B Shares
Net Assets	$14,868,313	$77,654,672	$50,775,619
Shares Outstanding	1,477,473	7,118,775	4,933,583
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.06	$10.91	$10.29

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2005

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Investment Income
Interest	$1,394,408	$598,288	$2,569,442	$1,294,920
Interest allocated from Portfolio	511,487	219,010	920,216	474,837
Expenses allocated from Portfolio	(36,757)	(15,278)	(83,876)	(36,079)
Total investment income	$1,869,138	$802,020	$3,405,782	$1,733,678
Expenses
Investment adviser fee	$79,935	$22,943	$193,759	$77,036
Trustees fees and expenses	2,484	480	2,768	2,441
Distribution and service fees -
Class A	48,052	19,937	100,441	55,314
Class B	90,328	49,957	169,345	50,041
Legal and accounting services	17,715	11,987	15,444	16,507
Printing and postage	3,477	2,786	8,389	5,070
Custodian fee	20,030	12,385	33,396	23,835
Transfer and dividend disbursing agent fees	18,446	8,847	37,612	23,883
Registration fees	4,171	200	500	2,683
Miscellaneous	9,302	5,079	9,987	10,066
Total expenses	$293,940	$134,601	$571,641	$266,876
Deduct - Reduction of custodian fee	$2,701	$954	$5,460	$2,115
Total expense reductions	$2,701	$954	$5,460	$2,115
Net expenses	$291,239	$133,647	$566,181	$264,761
Net investment income	$1,577,899	$668,373	$2,839,601	$1,468,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$(1,088,638)	$103,818	$294,250	$601,706
Investment transactions from Portfolio (identified cost basis)	109,122	55,966	140,195	517,756
Financial futures contracts	(88,132)	(202,372)	(555,331)	(393,176)
Financial futures contracts from Portfolio	(926,864)	(194,379)	(717,261)	(405,041)
Net realized gain (loss)	$(1,994,512)	$(236,967)	$(838,147)	$321,245
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$1,894,741	$473,789	$1,717,368	$465,491
Investments from Portfolio (identified cost basis)	1,283,573	558,799	2,209,150	954,773
Financial futures contracts	(361,112)	(92,302)	(422,408)	(180,726)
Financial futures contracts from Portfolio	304,669	(128,997)	(457,064)	(249,054)
Net change in unrealized appreciation (depreciation)	$3,121,871	$811,289	$3,047,046	$990,484
Net realized and unrealized gain	$1,127,359	$574,322	$2,208,899	$1,311,729
Net increase in net assets from operations	$2,705,258	$1,242,695	$5,048,500	$2,780,646

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2005

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest	$880,586	$4,944,733	$4,623,313
Interest allocated from Portfolio	315,648	1,809,444	1,657,966
Expenses allocated from Portfolio	(22,529)	(163,010)	(141,984)
Total investment income	$1,173,705	$6,591,167	$6,139,295
Expenses
Investment adviser fee	$41,253	$384,607	$340,276
Trustees fees and expenses	494	4,118	4,478
Distribution and service fees -
Class A	29,510	167,271	163,103
Class B	71,793	373,996	246,718
Legal and accounting services	16,732	26,701	32,859
Printing and postage	3,538	14,495	17,999
Custodian fee	14,334	47,451	52,156
Transfer and dividend disbursing agent fees	17,408	79,366	88,257
Registration fees	-	900	1,650
Miscellaneous	6,077	12,804	15,355
Total expenses	$201,139	$1,111,709	$962,851
Deduct - Reduction of custodian fee	$1,459	$9,738	$9,981
Total expense reductions	$1,459	$9,738	$9,981
Net expenses	$199,680	$1,101,971	$952,870
Net investment income	$974,025	$5,489,196	$5,186,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$119,194	$1,476,596	$725,518
Investment transactions from Portfolio (identified cost basis)	66,110	268,111	221,590
Financial futures contracts	(64,189)	(286,706)	(327,820)
Financial futures contracts from Portfolio	(709,588)	(4,738,210)	(3,090,513)
Net realized loss	$(588,473)	$(3,280,209)	$(2,471,225)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$814,218	$5,182,865	$3,595,243
Investments from Portfolio (identified cost basis)	856,718	6,241,905	4,104,007
Financial futures contracts	(179,040)	(1,757,976)	(1,322,929)
Financial futures contracts from Portfolio	214,431	1,378,996	1,014,275
Net change in unrealized appreciation (depreciation)	$1,706,327	$11,045,790	$7,390,596
Net realized and unrealized gain	$1,117,854	$7,765,581	$4,919,371
Net increase in net assets from operations	$2,091,879	$13,254,777	$10,105,796

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations -
Net investment income	$1,577,899	$668,373	$2,839,601	$1,468,917
Net realized gain (loss) from investment transactions and financial futures contracts	(1,994,512)	(236,967)	(838,147)	321,245
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,121,871	811,289	3,047,046	990,484
Net increase in net assets from operations	$2,705,258	$1,242,695	$5,048,500	$2,780,646
Distributions to shareholders -
From net investment income
Class A	$(1,175,229)	$(471,101)	$(2,259,468)	$(1,304,046)
Class B	(396,431)	(209,608)	(667,815)	(208,677)
Total distributions to shareholders	$(1,571,660)	$(680,709)	$(2,927,283)	$(1,512,723)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$2,964,030	$950,040	$7,210,780	$1,547,034
Class B	495,234	105,656	777,659	68,125
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	611,047	315,916	1,275,943	732,562
Class B	191,689	123,369	398,744	108,793
Cost of shares redeemed
Class A	(5,183,010)	(1,283,641)	(5,803,223)	(3,169,317)
Class B	(1,699,191)	(518,149)	(2,481,995)	(1,455,099)
Net asset value of shares exchanged
Class A	710,878	325,436	1,470,107	583,740
Class B	(710,878)	(325,436)	(1,470,107)	(583,740)
Net increase (decrease) in net assets from Fund share transactions	$(2,620,201)	$(306,809)	$1,377,908	$(2,167,902)
Net increase (decrease) in net assets	$(1,486,603)	$255,177	$3,499,125	$(899,979)
Net Assets
At beginning of period	$67,416,325	$30,279,763	$133,076,881	$65,477,822
At end of period	$65,929,722	$30,534,940	$136,576,006	$64,577,843
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$98,743	$(57,726)	$(313,679)	$(21,829)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations -
Net investment income	$974,025	$5,489,196	$5,186,425
Net realized loss from investment transactions and financial futures contracts	(588,473)	(3,280,209)	(2,471,225)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,706,327	11,045,790	7,390,596
Net increase in net assets from operations	$2,091,879	$13,254,777	$10,105,796
Distributions to shareholders -
From net investment income
Class A	$(665,504)	$(3,970,742)	$(4,174,573)
Class B	(284,090)	(1,574,171)	(1,132,182)
Total distributions to shareholders	$(949,594)	$(5,544,913)	$(5,306,755)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$367,519	$6,490,839	$8,819,549
Class B	238,206	4,088,026	2,153,087
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	437,017	2,485,652	2,394,999
Class B	168,516	987,045	578,720
Cost of shares redeemed
Class A	(1,807,166)	(8,561,879)	(7,904,482)
Class B	(865,488)	(5,714,769)	(3,453,989)
Net asset value of shares exchanged
Class A	272,780	2,601,595	1,636,809
Class B	(272,780)	(2,601,595)	(1,636,809)
Net increase (decrease) in net assets from Fund share transactions	$(1,461,396)	$(225,086)	$2,587,884
Net increase (decrease) in net assets	$(319,111)	$7,484,778	$7,386,925
Net Assets
At beginning of period	$44,580,341	$240,391,004	$208,437,372
At end of period	$44,261,230	$247,875,782	$215,824,297
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(39,426)	$109,898	$(165,779)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2004

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations -
Net investment income	$3,115,046	$1,450,404	$5,787,401	$3,009,128
Net realized gain (loss) from investment transactions and financial futures contracts	930,322	(65,416)	(228,437)	1,061,994
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(301,793)	724,503	1,227,778	(482,076)
Net increase in net assets from operations	$3,743,575	$2,109,491	$6,786,742	$3,589,046
Distributions to shareholders -
From net investment income
Class A	$(1,095,645)	$(599,997)	$(2,285,756)	$(1,061,178)
Class B	(1,932,367)	(861,289)	(3,514,124)	(1,929,024)
Total distributions to shareholders	$(3,028,012)	$(1,461,286)	$(5,799,880)	$(2,990,202)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$26,378,756	$5,410,577	$24,035,272	$19,746,314
Class B	1,586,589	1,649,620	2,152,181	1,309,419
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	567,978	398,138	1,295,536	559,050
Class B	1,007,411	465,293	1,963,941	1,122,567
Cost of shares redeemed
Class A	(4,499,424)	(3,751,682)	(14,659,349)	(3,896,988)
Class B	(26,914,076)	(11,491,707)	(30,729,293)	(24,647,831)
Net asset value of shares exchanged
Class A	17,010,710	9,070,213	62,456,978	35,107,221
Class B	(17,010,710)	(9,070,213)	(62,456,978)	(35,107,221)
Net decrease in net assets from Fund share transactions	$(1,872,766)	$(7,319,761)	$(15,941,712)	$(5,807,469)
Net decrease in net assets	$(1,157,203)	$(6,671,556)	$(14,954,850)	$(5,208,625)
Net Assets
At beginning of year	$68,573,528	$36,951,319	$148,031,731	$70,686,447
At end of year	$67,416,325	$30,279,763	$133,076,881	$65,477,822
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$92,504	$(45,390)	$(225,997)	$21,977

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2004

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations -
Net investment income	$2,020,561	$11,256,288	$10,313,699
Net realized gain on investment transactions and financial futures contracts	1,195,918	4,657,139	2,557,636
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(957,843)	(2,316,453)	(1,385,537)
Net increase in net assets from operations	$2,258,636	$13,596,974	$11,485,798
Distributions to shareholders -
From net investment income
Class A	$(765,869)	$(3,843,079)	$(3,478,332)
Class B	(1,306,570)	(8,008,771)	(6,839,387)
Total distributions to shareholders	$(2,072,439)	$(11,851,850)	$(10,317,719)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$10,556,394	$59,840,963	$53,496,624
Class B	1,545,843	7,043,549	5,763,186
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	467,656	2,247,048	1,888,995
Class B	892,578	5,077,688	3,689,421
Cost of shares redeemed
Class A	(3,998,481)	(17,859,206)	(12,738,376)
Class B	(15,304,903)	(77,827,020)	(66,026,431)
Net asset value of shares exchanged
Class A	13,897,232	90,689,869	100,530,574
Class B	(13,897,232)	(90,689,869)	(100,530,574)
Net decrease in net assets from Fund share transactions	$(5,840,913)	$(21,476,978)	$(13,926,581)
Net decrease in net assets	$(5,654,716)	$(19,731,854)	$(12,758,502)
Net Assets
At beginning of year	$50,235,057	$260,122,858	$221,195,874
At end of year	$44,580,341	$240,391,004	$208,437,372
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(63,857)	$165,615	$(45,449)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002(2)	2001	2000
Net asset value - Beginning of period	$9.650		$9.550	$9.730	$9.680	$9.480	$9.850
Income (loss) from operations
Net investment income(1)	$0.242		$0.493	$0.482	$0.485	$0.529	$0.495
Net realized and unrealized gain (loss)	0.169		0.088	(0.182)	0.045	0.163	(0.363)
Total income from operations	$0.411		$0.581	$0.300	$0.530	$0.692	$0.132
Less distributions
From net investment income	$(0.241)		$(0.481)	$(0.480)	$(0.480)	$(0.492)	$(0.502)
Total distributions	$(0.241)		$(0.481)	$(0.480)	$(0.480)	$(0.492)	$(0.502)
Net asset value - End of period	$9.820		$9.650	$9.550	$9.730	$9.680	$9.480
Total Return(3)	4.30%		6.15%	3.06%	5.67%	7.46%	1.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$47,861		$47,945	$9,174	$7,342	$5,413	$5,064
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.78%	0.76%	0.78%	0.84%	0.89%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.77%	0.75%	0.78%	0.82%	0.88%
Net investment income	4.92	%(5)	5.10%	4.90%	5.05%	5.50%	5.30%
Portfolio Turnover of the Portfolio(6)	0%		10%	6%	27%	26%	25%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002(2)	2001	2000
Net asset value - Beginning of period	$10.730		$10.620	$10.830	$10.770	$10.540	$10.950
Income (loss) from operations
Net investment income(1)	$0.228		$0.470	$0.456	$0.461	$0.494	$0.476
Net realized and unrealized gain (loss)	0.190		0.096	(0.211)	0.054	0.203	(0.409)
Total income from operations	$0.418		$0.566	$0.245	$0.515	$0.697	$0.067
Less distributions
From net investment income	$(0.228)		$(0.456)	$(0.455)	$(0.455)	$(0.467)	$(0.477)
Total distributions	$(0.228)		$(0.456)	$(0.455)	$(0.455)	$(0.467)	$(0.477)
Net asset value - End of period	$10.920		$10.730	$10.620	$10.830	$10.770	$10.540
Total Return(3)	4.12	%(4)	5.38%	2.22%	4.92%	6.73%	0.81%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,068		$19,471	$59,399	$63,117	$66,376	$68,378
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.53%	1.51%	1.53%	1.59%	1.63%
Expenses after custodian fee reduction(5)	1.52	%(6)	1.52%	1.50%	1.53%	1.57%	1.62%
Net investment income	4.17	%(6)	4.33%	4.17%	4.32%	4.62%	4.58%
Portfolio Turnover of the Portfolio(7)	0%		10%	6%	27%	26%	25%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)		2001	2000
Net asset value - Beginning of period	$9.570		$9.440	$9.680	$9.680		$9.160	$9.570
Income (loss) from operations
Net investment income	$0.226		$0.460	$0.464	$0.481		$0.479	$0.495
Net realized and unrealized gain (loss)	0.184		0.132	(0.228)	(0.001	)(3)	0.535	(0.402)
Total income from operations	$0.410		$0.592	$0.236	$0.480		$1.014	$0.093
Less distributions
From net investment income	$(0.230)		$(0.462)	$(0.476)	$(0.480)		$(0.494)	$(0.503)
Total distributions	$(0.230)		$(0.462)	$(0.476)	$(0.480)		$(0.494)	$(0.503)
Net asset value - End of period	$9.750		$9.570	$9.440	$9.680		$9.680	$9.160
Total Return(4)	4.33%		6.33%	2.42%	5.13%		11.35%	1.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,378		$19,700	$8,709	$6,379		$2,726	$2,026
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.73	%(6)	0.75%	0.73%	0.80%		0.86%	0.78%
Expenses after custodian fee reduction(5)	0.72	%(6)	0.75%	0.71%	0.78%		0.82%	0.75%
Net investment income	4.64	%(6)	4.78%	4.78%	5.01%		5.06%	5.48%
Portfolio Turnover of the Portfolio(7)	3%		6%	21%	18%		18%	14%
Portfolio Turnover of the Fund	7%		-	-	-		-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities.The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$10.420		$10.280	$10.540	$10.540	$9.970	$10.410
Income (loss) from operations
Net investment income	$0.207		$0.421	$0.427	$0.447	$0.444	$0.468
Net realized and unrealized gain (loss)	0.194		0.143	(0.244)	0.001	0.588	(0.440)
Total income from operations	$0.401		$0.564	$0.183	$0.448	$1.032	$0.028
Less distributions
From net investment income	$(0.211)		$(0.424)	$(0.443)	$(0.448)	$(0.462)	$(0.468)
Total distributions	$(0.211)		$(0.424)	$(0.443)	$(0.448)	$(0.462)	$(0.468)
Net asset value - End of period	$10.610		$10.420	$10.280	$10.540	$10.540	$9.970
Total Return(3)	4.06	%(4)	5.53%	1.70%	4.37%	10.58%	0.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,157		$10,579	$28,242	$30,116	$27,730	$28,446
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.48	%(6)	1.50%	1.48%	1.55%	1.62%	1.52%
Expenses after custodian fee reduction(5)	1.47	%(6)	1.50%	1.46%	1.53%	1.58%	1.49%
Net investment income	3.90	%(6)	4.00%	4.04%	4.28%	4.33%	4.75%
Portfolio Turnover of the Portfolio(7)	3%		6%	21%	18%	18%	14%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$10.610		$10.540	$10.750	$10.750	$10.140	$10.460
Income (loss) from operations
Net investment income	$0.236		$0.488	$0.494	$0.508	$0.518	$0.521
Net realized and unrealized gain (loss)	0.177		0.070	(0.195)	0.007	0.601	(0.323)
Total income from operations	$0.413		$0.558	$0.299	$0.515	$1.119	$0.198
Less distributions
From net investment income	$(0.243)		$(0.488)	$(0.509)	$(0.515)	$(0.509)	$(0.518)
Total distributions	$(0.243)		$(0.488)	$(0.509)	$(0.515)	$(0.509)	$(0.518)
Net asset value - End of period	$10.780		$10.610	$10.540	$10.750	$10.750	$10.140
Total Return(3)	3.92%		5.34%	2.76%	4.92%	11.30%	2.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$102,276		$96,559	$25,210	$22,436	$12,752	$8,851
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.79%	0.77%	0.82%	0.86%	0.82%
Expenses after custodian fee reduction(4)	0.76	%(5)	0.79%	0.77%	0.80%	0.83%	0.80%
Net investment income	4.37	%(5)	4.58%	4.55%	4.76%	4.95%	5.23%
Portfolio Turnover of the Portfolio(6)	2%		15%	19%	22%	14%	20%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000
Net asset value - Beginning of period	$10.560		$10.490	$10.700	$10.700	$10.090	$10.400
Income (loss) from operations
Net investment income	$0.194		$0.404	$0.411	$0.429	$0.440	$0.439
Net realized and unrealized gain (loss)	0.167		0.071	(0.194)	0.004	0.598	(0.321)
Total income from operations	$0.361		$0.475	$0.217	$0.433	$1.038	$0.118
Less distributions
From net investment income	$(0.201)		$(0.405)	$(0.427)	$(0.433)	$(0.428)	$(0.428)
Total distributions	$(0.201)		$(0.405)	$(0.427)	$(0.433)	$(0.428)	$(0.428)
Net asset value - End of period	$10.720		$10.560	$10.490	$10.700	$10.700	$10.090
Total Return(3)	3.62	%(4)	4.55%	1.99%	4.13%	10.48%	1.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$34,300		$36,518	$122,822	$128,349	$126,304	$123,978
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.54%	1.52%	1.57%	1.60%	1.60%
Expenses after custodian fee reduction(5)	1.51	%(6)	1.54%	1.52%	1.55%	1.57%	1.58%
Net investment income	3.62	%(6)	3.77%	3.82%	4.03%	4.24%	4.46%
Portfolio Turnover of the Portfolio(7)	2%		15%	19%	22%	14%	20%
Portfolio Turnover of the Fund	5%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.480		$9.400	$9.590	$9.570	$9.040	$9.430
Income (loss) from operations
Net investment income	$0.221		$0.456	$0.476	$0.486	$0.479	$0.480
Net realized and unrealized gain (loss)	0.187		0.086	(0.190)	0.010	0.526	(0.356)
Total income from operations	$0.408		$0.542	$0.286	$0.496	$1.005	$0.124
Less distributions
From net investment income	$(0.228)		$(0.462)	$(0.476)	$(0.476)	$(0.475)	$(0.471)
From net realized gain	-		-	-	-	-	(0.043)
Total distributions	$(0.228)		$(0.462)	$(0.476)	$(0.476)	$(0.475)	$(0.514)
Net asset value - End of period	$9.660		$9.480	$9.400	$9.590	$9.570	$9.040
Total Return(3)	4.34%		5.83%	2.96%	5.34%	11.37%	1.55%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,089		$54,332	$4,079	$3,308	$2,838	$2,701
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.81%	0.79%	0.80%	0.86%	0.81%
Expenses after custodian fee reduction(4)	0.79	%(5)	0.80%	0.78%	0.80%	0.85%	0.81%
Net investment income	4.58	%(5)	4.81%	4.92%	5.11%	5.12%	5.40%
Portfolio Turnover of the Portfolio(6)	2%		16%	12%	7%	8%	30%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.580		$10.500	$10.710	$10.690	$10.090	$10.520
Income (loss) from operations
Net investment income	$0.207		$0.445	$0.453	$0.461	$0.457	$0.459
Net realized and unrealized gain (loss)	0.216		0.071	(0.213)	0.009	0.592	(0.401)
Total income from operations	$0.423		$0.516	$0.240	$0.470	$1.049	$0.058
Less distributions
From net investment income	$(0.213)		$(0.436)	$(0.450)	$(0.450)	$(0.449)	$(0.445)
From net realized gain	-		-	-	-	-	(0.043)
Total distributions	$(0.213)		$(0.436)	$(0.450)	$(0.450)	$(0.449)	$(0.488)
Net asset value - End of period	$10.790		$10.580	$10.500	$10.710	$10.690	$10.090
Total Return(3)	4.22	%(4)	4.96%	2.19%	4.50%	10.59%	0.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,489		$11,146	$66,608	$73,107	$77,957	$82,580
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	1.56%	1.54%	1.55%	1.60%	1.60%
Expenses after custodian fee reduction(5)	1.54	%(6)	1.55%	1.53%	1.55%	1.59%	1.60%
Net investment income	3.84	%(6)	4.14%	4.20%	4.34%	4.38%	4.61%
Portfolio Turnover of the Portfolio(7)	2%		16%	12%	7%	8%	30%
Portfolio Turnover of the Fund	7%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.14% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(7)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$9.110		$9.090	$9.310	$9.410	$9.070	$9.460
Income (loss) from operations
Net investment income	$0.215		$0.432	$0.449	$0.504	$0.488	$0.491
Net realized and unrealized gain (loss)	0.234		0.029	(0.185)	(0.118)	0.336	(0.395)
Total income from operations	$0.449		$0.461	$0.264	$0.386	$0.824	$0.096
Less distributions
From net investment income	$(0.209)		$(0.441)	$(0.484)	$(0.486)	$(0.484)	$(0.486)
Total distributions	$(0.209)		$(0.441)	$(0.484)	$(0.486)	$(0.484)	$(0.486)
Net asset value - End of period	$9.350		$9.110	$9.090	$9.310	$9.410	$9.070
Total Return(3)	4.99%		5.12%	2.86%	4.22%	9.29%	1.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,393		$29,369	$8,956	$7,370	$5,364	$5,079
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.75	%(5)	0.79%	0.78%	0.77%	0.87%	0.79%
Expenses after custodian fee reduction(4)	0.74	%(5)	0.79%	0.76%	0.75%	0.82%	0.77%
Net investment income	4.62	%(5)	4.71%	4.83%	5.41%	5.26%	5.48%
Portfolio Turnover of the Portfolio(6)	6%		12%	15%	26%	17%	12%
Portfolio Turnover of the Fund	1%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)	2001	2000
Net asset value - Beginning of period	$9.810		$9.790	$10.030	$10.130	$9.770	$10.170
Income (loss) from operations
Net investment income	$0.194		$0.390	$0.411	$0.470	$0.451	$0.453
Net realized and unrealized gain (loss)	0.244		0.029	(0.204)	(0.121)	0.352	(0.418)
Total income from operations	$0.438		$0.419	$0.207	$0.349	$0.803	$0.035
Less distributions
From net investment income	$(0.188)		$(0.399)	$(0.447)	$(0.449)	$(0.443)	$(0.435)
Total distributions	$(0.188)		$(0.399)	$(0.447)	$(0.449)	$(0.443)	$(0.435)
Net asset value - End of period	$10.060		$9.810	$9.790	$10.030	$10.130	$9.770
Total Return(3)	4.67	%(4)	4.33%	2.07%	3.52%	8.36%	0.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,868		$15,212	$41,279	$44,110	$43,819	$43,660
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.50	%(6)	1.54%	1.53%	1.52%	1.62%	1.55%
Expenses after custodian fee reduction(5)	1.49	%(6)	1.54%	1.51%	1.50%	1.57%	1.53%
Net investment income	3.87	%(6)	3.92%	4.11%	4.68%	4.52%	4.74%
Portfolio Turnover of the Portfolio(7)	6%		12%	15%	26%	17%	12%
Portfolio Turnover of the Fund	1%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002(2)	2001	2000
Net asset value - Beginning of period	$10.130		$10.070	$10.320	$10.340	$9.760	$10.190
Income (loss) from operations
Net investment income(1)	$0.244		$0.508	$0.527	$0.558	$0.542	$0.543
Net realized and unrealized gain (loss)	0.322		0.082	(0.248)	(0.043)	0.572	(0.430)
Total income from operations	$0.566		$0.590	$0.279	$0.515	$1.114	$0.113
Less distributions
From net investment income	$(0.246)		$(0.530)	$(0.529)	$(0.535)	$(0.534)	$(0.543)
Total distributions	$(0.246)		$(0.530)	$(0.529)	$(0.535)	$(0.534)	$(0.543)
Net asset value - End of period	$10.450		$10.130	$10.070	$10.320	$10.340	$9.760
Total Return(3)	5.65%		5.89%	2.67%	5.16%	11.71%	1.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$170,221		$161,964	$31,548	$27,736	$19,212	$14,690
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80	%(5)	0.84%	0.82%	0.83%	0.88%	0.83%
Expenses after custodian fee reduction(4)	0.79	%(5)	0.83%	0.82%	0.83%	0.87%	0.83%
Net investment income	4.70	%(5)	4.99%	5.07%	5.46%	5.39%	5.64%
Portfolio Turnover of the Portfolio(6)	0%		15%	15%	26%	20%	26%
Portfolio Turnover of the Fund	17%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002(2)	2001	2000
Net asset value - Beginning of period	$10.570		$10.510	$10.780	$10.790	$10.180	$10.610
Income (loss) from operations
Net investment income(1)	$0.214		$0.445	$0.470	$0.504	$0.494	$0.489
Net realized and unrealized gain (loss)	0.343		0.086	(0.271)	(0.039)	0.590	(0.443)
Total income from operations	$0.557		$0.531	$0.199	$0.465	$1.084	$0.046
Less distributions
From net investment income	$(0.217)		$(0.471)	$(0.469)	$(0.475)	$(0.474)	$(0.476)
Total distributions	$(0.217)		$(0.471)	$(0.469)	$(0.475)	$(0.474)	$(0.476)
Net asset value - End of period	$10.910		$10.570	$10.510	$10.780	$10.790	$10.180
Total Return(3)	5.49	%(4)	5.07%	1.80%	4.43%	10.88%	0.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$77,655		$78,427	$228,575	$239,669	$238,445	$233,230
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55	%(6)	1.59%	1.57%	1.58%	1.63%	1.60%
Expenses after custodian fee reduction(5)	1.54	%(6)	1.58%	1.57%	1.58%	1.62%	1.60%
Net investment income	3.95	%(6)	4.12%	4.33%	4.72%	4.71%	4.88%
Portfolio Turnover of the Portfolio(7)	0%		15%	15%	26%	20%	26%
Portfolio Turnover of the Fund	17%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.14% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund - Class A
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002(2)	2001	2000
Net asset value - Beginning of period	$9.730		$9.680	$9.870	$9.870	$9.480	$9.990
Income (loss) from operations
Net investment income(1)	$0.248		$0.513	$0.525	$0.565	$0.548	$0.534
Net realized and unrealized gain (loss)	0.226		0.053	(0.171)	(0.021)	0.381	(0.492)
Total income from operations	$0.474		$0.566	$0.354	$0.544	$0.929	$0.042
Less distributions
From net investment income	$(0.254)		$(0.516)	$(0.544)	$(0.544)	$(0.539)	$(0.552)
Total distributions	$(0.254)		$(0.516)	$(0.544)	$(0.544)	$(0.539)	$(0.552)
Net asset value - End of period	$9.950		$9.730	$9.680	$9.870	$9.870	$9.480
Total Return(3)	4.92%		5.91%	3.60%	5.66%	10.05%	0.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$165,049		$156,465	$17,109	$14,896	$11,411	$9,302
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.85	%(5)	0.85%	0.83%	0.87%	0.89%	0.90%
Expenses after custodian fee reduction(4)	0.84	%(5)	0.84%	0.83%	0.85%	0.85%	0.90%
Net investment income	5.00	%(5)	5.27%	5.29%	5.74%	5.65%	5.63%
Portfolio Turnover of the Portfolio(6)	1%		14%	23%	15%	15%	18%
Portfolio Turnover of the Fund	8%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund - Class B
	Six Months Ended January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002(2)	2001	2000
Net asset value - Beginning of period	$10.060		$10.010	$10.210	$10.210	$9.800	$10.310
Income (loss) from operations
Net investment income(1)	$0.218		$0.458	$0.469	$0.510	$0.492	$0.477
Net realized and unrealized gain (loss)	0.236		0.049	(0.182)	(0.026)	0.392	(0.508)
Total income (loss) from operations	$0.454		$0.507	$0.287	$0.484	$0.884	$(0.031)
Less distributions
From net investment income	$(0.224)		$(0.457)	$(0.487)	$(0.484)	$(0.474)	$(0.479)
Total distributions	$(0.224)		$(0.457)	$(0.487)	$(0.484)	$(0.474)	$(0.479)
Net asset value - End of period	$10.290		$10.060	$10.010	$10.210	$10.210	$9.800
Total Return(3)	4.75	%(4)	5.10%	2.81%	4.83%	9.21%	(0.15)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,776		$51,972	$204,087	$211,865	$218,068	$227,779
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.60	%(6)	1.60%	1.58%	1.62%	1.65%	1.66%
Expenses after custodian fee reduction(5)	1.59	%(6)	1.59%	1.58%	1.60%	1.61%	1.66%
Net investment income	4.26	%(6)	4.48%	4.57%	5.00%	4.90%	4.86%
Portfolio Turnover of the Portfolio(7)	1%		14%	23%	15%	15%	18%
Portfolio Turnover of the Fund	8%		-	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On September 17, 2004, the Arizona Fund, the Colorado Fund, the Connecticut Fund, the Michigan Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania Fund received its pro rata share of cash and securities from the Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to September 17, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2004, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Arizona	$177,375	July 31, 2008
	589,819	July 31, 2009
	536,449	July 31, 2010
	353,624	July 31, 2012
Colorado	145,382	July 31, 2009
	146,689	July 31, 2010
	166,807	July 31, 2012
Connecticut	91,011	July 31, 2005
	242,814	July 31, 2008
	214,600	July 31, 2010
	502,297	July 31, 2012
Michigan	1,114,454	July 31, 2008
	226,944	July 31, 2010
	681,535	July 31, 2011
Minnesota	329,867	July 31, 2005
	340,808	July 31, 2008
	128,212	July 31, 2009
	214,916	July 31, 2010
	382,839	July 31, 2012
New Jersey	23,676	July 31, 2005
	1,190,382	July 31, 2009
	941,924	July 31, 2011
	3,296,401	July 31, 2012
Pennsylvania	1,809,455	July 31, 2005
	933,369	July 31, 2009
	1,301,218	July 31, 2010
	7,701,119	July 31, 2011
	1,108,751	July 31, 2012

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at July 31, 2004, Arizona Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund had net capital losses of $173,763, $14,348, $590,062 and $1,134,215, respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's taxable year ending July 31, 2005.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps - A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

N  Interim Financial Statements - The interim financial statements relating to January 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Arizona Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	303,351	2,733,332
Issued to shareholders electing to receive payments of distributions in Fund shares	62,597	58,866
Redemptions	(531,363)	(468,430)
Exchange from Class B shares	72,866	1,682,315
Net increase (decrease)	(92,549)	4,006,083

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Arizona Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	45,599	145,924
Issued to shareholders electing to receive payments of distributions in Fund shares	17,666	92,652
Redemptions	(156,724)	(2,487,952)
Exchange to Class A shares	(65,487)	(1,530,200)
Net decrease	(158,946)	(3,779,576)
	Colorado Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	98,011	555,441
Issued to shareholders electing to receive payments of distributions in Fund shares	32,659	41,316
Redemptions	(132,674)	(386,904)
Exchange from Class B shares	33,683	925,644
Net increase	31,679	1,135,497
	Colorado Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	10,041	157,284
Issued to shareholders electing to receive payments of distributions in Fund shares	11,718	44,100
Redemptions	(49,196)	(1,084,505)
Exchange to Class A shares	(30,936)	(849,990)
Net decrease	(58,373)	(1,733,111)
	Connecticut Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	675,062	2,227,450
Issued to shareholders electing to receive payments of distributions in Fund shares	119,132	121,644
Redemptions	(542,301)	(1,383,098)
Exchange from Class B shares	137,380	5,743,654
Net increase	389,273	6,709,650

	Connecticut Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	73,068	200,639
Issued to shareholders electing to receive payments of distributions in Fund shares	37,428	183,313
Redemptions	(233,049)	(2,861,054)
Exchange to Class A shares	(137,954)	(5,769,498)
Net decrease	(260,507)	(8,246,600)
	Michigan Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	161,281	2,037,124
Issued to shareholders electing to receive payments of distributions in Fund shares	76,364	59,130
Redemptions	(330,585)	(408,206)
Exchange from Class B shares	60,856	3,611,969
Net increase (decrease)	(32,084)	5,300,017
	Michigan Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	6,357	122,371
Issued to shareholders electing to receive payments of distributions in Fund shares	10,155	104,496
Redemptions	(135,870)	(2,282,823)
Exchange to Class A shares	(54,484)	(3,234,210)
Net decrease	(173,842)	(5,290,166)
	Minnesota Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	38,501	1,133,734
Issued to shareholders electing to receive payments of distributions in Fund shares	47,314	51,053
Redemptions	(196,318)	(436,749)
Exchange from Class B shares	30,847	1,489,150
Net increase (decrease)	(79,656)	2,237,188

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Minnesota Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	24,035	154,579
Issued to shareholders electing to receive payments of distributions in Fund shares	16,958	89,614
Redemptions	(86,026)	(1,528,068)
Exchange to Class A shares	(28,664)	(1,383,082)
Net decrease	(73,697)	(2,666,957)
	New Jersey Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	631,506	5,723,600
Issued to shareholders electing to receive payments of distributions in Fund shares	240,930	220,938
Redemptions	(831,127)	(1,745,009)
Exchange from Class B shares	252,635	8,660,337
Net increase	293,944	12,859,866
	New Jersey Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	380,705	652,645
Issued to shareholders electing to receive payments of distributions in Fund shares	91,722	468,294
Redemptions	(531,516)	(7,151,002)
Exchange to Class A shares	(241,985)	(8,291,619)
Net decrease	(301,074)	(14,321,682)
	Pennsylvania Fund
Class A	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	897,067	5,365,005
Issued to shareholders electing to receive payments of distributions in Fund shares	243,107	193,952
Redemptions	(803,135)	(1,306,201)
Exchange from Class B shares	166,500	10,061,875
Net increase	503,539	14,314,631

	Pennsylvania Fund
Class B	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Sales	211,798	564,034
Issued to shareholders electing to receive payments of distributions in Fund shares	56,812	360,250
Redemptions	(339,355)	(6,419,960)
Exchange to Class A shares	(161,025)	(9,723,604)
Net decrease	(231,770)	(15,219,280)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the period from August 1, 2004 to September 17, 2004, the advisory fee allocated from each Portfolio is as follows:

Portfolio	Amount	Effective Rate*
Arizona	$28,992	0.33%
Colorado	8,234	0.21%
Connecticut	67,401	0.38%
Michigan	27,948	0.32%
Minnesota	14,902	0.25%
New Jersey	135,382	0.42%
Pennsylvania	119,209	0.43%

For the period from September 18, 2004 to January 31, 2005, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
Arizona	$79,935	0.32%
Colorado	22,943	0.20%
Connecticut	193,759	0.38%
Michigan	77,036	0.32%
Minnesota	41,253	0.25%
New Jersey	384,607	0.42%
Pennsylvania	340,276	0.43%

*  As a percentage of average daily net assets (annualized).

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2005, EVM earned $1,222, $632, $3,172, $1,837, $1,227, $5,358, and $6,235 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $5,264, $812, $2,650, $1,701, $560, $7,234 and $9,638 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2005.

Trustees of the Funds who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's net assets. For the six months ended January 31, 2005, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $71,312, $39,440, $133,693, $39,506, $56,679, $295,260 and $194,777, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $1,017,000, $875,000, $1,385,000, $97,000, $763,000, $1,007,000 and $1,808,000, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2005, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $48,052, $19,937, $100,441, $55,314, $29,510, $167,271 and $163,103, respectively, for Class A shares, and $19,016, $10,517, $35,652, $10,535, $15,114, $78,736 and $51,941, respectively, for Class B shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $0, $0, $0, $0, $0, $2,000 and $4 of CDSC paid by Class A shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2005. EVD received approximately $32,000, $9,000, $40,000, $19,000, $11,000, $56,000 and $62,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2005.

7  Investments

Purchases and sales of investments by the Portfolio, other than U.S. Government securities, purchased options and short-term obligations, for the period from August 1, 2004 to September 17, 2004 were as follows:

Arizona Portfolio
Purchases	$-
Sales	1,136,442
Colorado Portfolio
Purchases	$1,024,030
Sales	1,565,407
Connecticut Portfolio
Purchases	$2,038,780
Sales	3,775,935
Michigan Portfolio
Purchases	$1,232,812
Sales	3,731,116
Minnesota Portfolio
Purchases	$2,572,885
Sales	3,383,615
New Jersey Portfolio
Purchases	$-
Sales	3,711,250

Pennsylvania Portfolio
Purchases	$1,669,930
Sales	3,845,660

Purchases and sales of investments by the Fund, other than U.S. Government securities, purchased options and short-term obligations, for the period from September 18, 2004 to January 31, 2005 were as follows:

Arizona Fund
Purchases	$4,717,861
Sales	7,194,385
Colorado Fund
Purchases	$2,367,598
Sales	2,225,325
Connecticut Fund
Purchases	$8,463,570
Sales	6,381,157
Michigan Fund
Purchases	$4,317,732
Sales	6,008,797
Minnesota Fund
Purchases	$549,744
Sales	1,389,223
New Jersey Fund
Purchases	$40,575,274
Sales	42,439,074
Pennsylvania Fund
Purchases	$16,929,468
Sales	18,287,012

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, are as follows:

Arizona Fund
Aggregate Cost	$58,471,045
Gross unrealized appreciation	$7,027,630
Gross unrealized depreciation	(844,372)
Net unrealized appreciation	$6,183,258
Colorado Fund
Aggregate Cost	$28,227,112
Gross unrealized appreciation	$2,381,972
Gross unrealized depreciation	(208,039)
Net unrealized appreciation	$2,173,933
Connecticut Fund
Aggregate Cost	$124,972,369
Gross unrealized appreciation	$10,768,213
Gross unrealized depreciation	(13,970)
Net unrealized appreciation	$10,754,243
Michigan Fund
Aggregate Cost	$56,620,840
Gross unrealized appreciation	$7,122,677
Gross unrealized depreciation	-
Net unrealized appreciation	$7,122,677
Minnesota Fund
Aggregate Cost	$40,782,808
Gross unrealized appreciation	$3,611,233
Gross unrealized depreciation	(427,046)
Net unrealized appreciation	$3,184,187

New Jersey Fund
Aggregate Cost	$221,868,189
Gross unrealized appreciation	$28,330,982
Gross unrealized depreciation	(3,094,318)
Net unrealized appreciation	$25,236,664
Pennsylvania Fund
Aggregate Cost	$197,569,260
Gross unrealized appreciation	$17,720,838
Gross unrealized depreciation	(870,249)
Net unrealized appreciation	$16,850,589

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2005, the Colorado Fund, the Connecticut Fund, the Minnesota Fund, and the New Jersey Fund had a balance outstanding pursuant to this line of credit of $100,000, $200,000, $100,000, and $1,600,000 respectively. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2005.

10 Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has lien on the Fund's assets to the extent of any overdraft. At January 31, 2005, the Colorado Fund's, Connecticut Fund's, Minnesota Fund's, and New Jersey Fund's payment due to IBT pursuant to the foregoing arrangement was $25,634, $69,070, $4,014 and $85,666, respectively.

Eaton Vance Municipals Funds as of January 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

11 Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2005 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Arizona	03/05 03/05	103 U.S. Treasury Bond 29 U.S. Treasury Note	Short Short	$(11,348,874) (3,212,986)	$(11,828,906) (3,255,703)	$(480,032) (42,717)
Colorado	03/05	71 U.S. Treasury Bond	Short	$(7,937,216)	$(8,153,906)	$(216,690)
Connecticut	03/05 03/05	218 U.S. Treasury Bond 28 U.S. Treasury Note	Short Short	$(24,180,882) (3,127,570)	$(25,035,938) (3,143,438)	$(855,056) (15,868)
Michigan	03/05 03/05	116 U.S. Treasury Bond 15 U.S. Treasury Note	Short Short	$(12,905,581) (1,675,483)	$(13,321,875) (1,683,984)	$(416,294) (8,501)
Minnesota	03/05 03/05	57 U.S. Treasury Bond 15 U.S. Treasury Note	Short Short	$(6,280,570) (1,661,889)	$(6,546,094) (1,683,984)	$(265,524) (22,095)
New Jersey	03/05 03/05	450 U.S. Treasury Bond 275 U.S. Treasury Note	Short Short	$(49,582,462) (30,437,894)	$(51,679,687) (30,873,048)	$(2,097,225) (435,154)
Pennsylvania	03/05	415 U.S. Treasury Bond	Short	$(45,797,377)	$(47,660,156)	$(1,862,779)

At January 31, 2005, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Thomas J. Fetter
President
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Funds
Craig R. Brandon
Vice President and Portfolio
Manager of Minnesota
Municipals Fund
Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Funds
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President and Portfolio
Manager of New Jersey Municipals Fund
Thomas M. Metzold
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Investment Adviser
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of the Funds
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

313-3/05	7CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	March 22, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	March 22, 2005